Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
GraniteShares 2x Long AAPL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AAPL Daily ETF
Class Name	GraniteShares 2x Long AAPL Daily ETF
Trading Symbol	AAPB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$67.50	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 67.50
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a 33.36% return.

Over the same period the common stock of Apple Inc (AAPL) had a return of 19.17% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of December 31, 2024)
			Inception
	6-month	1 Year	(Aug 08, 2022)
NAV	33.36%	47.19%	21.77%
Price	33.52%	47.25%	21.77%
Benchmark	8.44%	25.02%	17.60%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 24,321,072
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2024)

Total Net Assets	$24,321,072
Number of Portfolio Holdings	4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	52.98%	United States Treasury Bills	52.98%
AAPL Equity Swap	43.11%	Total Return Swap	43.11%
		Cash	3.91%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMD Daily ETF
Class Name	GraniteShares 2x Long AMD Daily ETF
Trading Symbol	AMDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$40.23	1.09%(a)
(a)	Annualized

Expenses Paid, Amount	$ 40.23
Expense Ratio, Percent	1.09%	[2]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a -53.41% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -25.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(March 15, 2024)
NAV	-53.41%	-69.36%
Price	-53.35%	-69.36%
Benchmark	8.44%	16.16%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 299,093,195
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$299,093,195
Number of Portfolio Holdings	9
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

AMD Equity Swap	62.77%	Total Return Swap	62.77%
Cash	37.23%	Cash	37.23%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 1x Short AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1x Short AMD Daily ETF
Class Name	GraniteShares 1x Short AMD Daily ETF
Trading Symbol	AMDS
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.97	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 64.97
Expense Ratio, Percent	1.15%	[3]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a 24.69% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -25.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	24.69%	3.18%	-20.90%
Price	24.76%	3.11%	-20.86%
Benchmark	8.44%	25.02%	25.55%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 3,023,490
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,023,490
Number of Portfolio Holdings	4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	65.61%	United States Treasury Bill	65.61%
AMD Equity Swap	26.50%	Total Return Swap	26.50%
		Cash	7.89%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long AMZN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMZN Daily ETF
Class Name	GraniteShares 2x Long AMZN Daily ETF
Trading Symbol	AMZZ
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@granitesha.res.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$63.06	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 63.06
Expense Ratio, Percent	1.15%	[4]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a 17.52% return.

Over the same period the common stock of Amazon.com (AMZN) had a return of 13.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(March 15, 2024)
NAV	17.52%	38.16%
Price	17.36%	38.16%
Benchmark	8.44%	16.16%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 30,047,087
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$30,047,087
Number of Portfolio Holdings	4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

AMZN Equity Swap	50.88%	Total Return Swap	50.88%
United States Treasury Bill	33.83%	Government	33.83%
		Cash	15.29%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long BABA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BABA Daily ETF
Class Name	GraniteShares 2x Long BABA Daily ETF
Trading Symbol	BABX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.78	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 64.78
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 30, 2024, the Fund had a 23.31% return.

Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of 17.76% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	23.31%	1.13%	-19.33%
Price	23.31%	1.07%	-19.33%
Benchmark	8.44%	25.02%	22.65%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 46,962,225
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$46,962,225
Number of Portfolio Holdings	5
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

BABA Equity Swap	72.34%	Total Return Swap	72.34%
Cash	27.66%	Cash	27.66%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Class Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Trading Symbol	COMB
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)
	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$12.61	0.25%(a)
(a)	Annualized

Expenses Paid, Amount	$ 12.61
Expense Ratio, Percent	0.25%	[6]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a 0.23% return.

Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 0.23%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of December 31, 2024)

					Inception
	6-month	1 Year	3 Years	5 Years	(May 19, 2017)
NAV	0.23%	4.97%	3.47%	6.30%	4.00%
Price	0.33%	5.13%	3.43%	6.29%	4.02%
Benchmark	0.23%	5.38%	4.05%	6.77%	4.41%

Performance Inception Date	May 19, 2017
Net Assets	$ 82,714,372
Holdings Count | Integer	32
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2024)

Total Net Assets	$82,714,372
Number of Portfolio Holdings	32
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings		Sector Breakdown

Futures	5.11%	ENERGY	28.40%
Government T-bills	35.24%	PRECIOUS METALS	22.80%
Cash	4.63%	GRAINS	19.50%
		BASE METALS	15.70%
		SOFTS	8.20%
		LIVESTOCK	5.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 1x Short COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1x Short COIN Daily ETF
Class Name	GraniteShares 1x Short COIN Daily ETF
Trading Symbol	CONI
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$35.50	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 35.50
Expense Ratio, Percent	1.48%	[7]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on September 03, 2024, to December 31, 2024, the Fund had a -52.06% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 52.13% and the S&P 500 Index (the Benchmark) a return of 6.85%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 30, 2024)
NAV	-52.06%
Price	-52.02%
Benchmark	6.85%

Performance Inception Date	Sep. 30, 2024
Net Assets	$ 4,607,007
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$4,607,007
Number of Portfolio holding	$4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	50.05%	Total Return Swap	50.05%
United States Treasury Bills	8.89%	Government T-bill	8.89%
		Cash	41.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long COIN Daily ETF
Class Name	GraniteShares 2x Long COIN Daily ETF
Trading Symbol	CONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$47.17	1.06%(a)
(a)	Annualized

Expenses Paid, Amount	$ 47.17
Expense Ratio, Percent	1.06%	[8]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -22.32% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 11.73% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 08, 2022)
NAV	-22.32%	-4.13%	37.29%
Price	-22.40%	4.04%	37.31%
Benchmark	8.44%	25.02%	17.60%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 913,038,858
Holdings Count | Integer	753,392
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$913,038,858
Number of Portfolio holding	$753,392
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	72.23%	Total Return Swap	72.23%
United States Treasury Bills	10.53%	Government T-bill	10.53%
Cash	17.24%	Cash	17.24%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long CRWD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long CRWD Daily ETF
Class Name	GraniteShares 2x Long CRWD Daily ETF
Trading Symbol	CRWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.40	1.49%(a)
(a)	Annualized

Expenses Paid, Amount	$ 19.40
Expense Ratio, Percent	1.49%	[9]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a -5.25% return.

Over the same period the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD) had a return of -0.39% and the S&P 500 Index (the Benchmark) a return of -1.78%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Aug 08, 2022)
NAV	-5.25%
Price	-5.33%
Benchmark	-1.78%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 5,205,172
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$5,205,172
Number of Portfolio holding	$3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	69.57%	Total Return Swap	69.57%
		Cash	30.43%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares Nasdaq Select Disruptors ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Nasdaq Select Disruptors ETF
Class Name	GraniteShares Nasdaq Select Disruptors ETF
Trading Symbol	DRUP
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$31.11	0.60%(a)
(a)	Annualized

Expenses Paid, Amount	$ 31.11
Expense Ratio, Percent	0.60%	[10]
Factors Affecting Performance [Text Block]	How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 6.02% return. Over the same period the Benchmark had a return of 6.37%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

				Inception
	6-month	1 Years	3 Years	5 Years	(Oct 04, 2019)
NAV	6.02%	23.05%	8.01%	15.38%	16.99%
Price	6.08%	23.15%	7.98%	15.38%	17.00%
Benchmark	6.37%	23.67%	8.83%	16.11%	17.86%

Performance Inception Date	Oct. 04, 2019
Net Assets	$ 59,360,485
Holdings Count | Integer	51
Investment Company, Portfolio Turnover	28.30%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$59,360,485
Number of Portfolio Holdings	51
Turnover	28.3%

Holdings [Text Block]

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings		Sector Breakdown

Microsoft Corp.	9.89%	Technology	54.78%
Broadcom, Inc.	7.06%	Communications	22.35%
Alphabet, Inc.	6.86%	Consumer - non-cyclical	21.93%
Meta Platforms, Inc.	6.35%	Industrial	0.94%
Eli Lilly & Co.	4.51%
Salesforce, Inc.	3.30%
Johnson & Johnson	3.29%
Merck & Co., Inc.	2.89%
ServiceNow, Inc.	2.75%
Palantir Technologies, Inc.	2.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 2x Long META Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long META Daily ETF
Class Name	GraniteShares 2x Long META Daily ETF
Trading Symbol	FBL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.84	1.15%(a)

(a)	Annualized

Expenses Paid, Amount	$ 64.84
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months?

During the period of June 30, 2024, to December 31, 2024, the Fund had a 23.45% return.

 Over the same period the common stock of Meta Platforms Inc (NASDAQ: META) had a return of 16.33% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	23.45%	112.54%	206.23%
Price	23.64%	112.74%	206.41%
Benchmark	8.44%	25.02%	22.65%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 128,226,666
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2024)

Total Net Assets	$128,226,666
Number of Portfolio Holdings	6
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

META Equity Swap	55.64%	Total Return Swap	55.64%
United States Treasury Bills	32.53%	Government T-Bill	32.53%
		Cash	11.83%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares HIPS US High Income ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares HIPS US High Income ETF
Class Name	GraniteShares HIPS US High Income ETF
Trading Symbol	HIPS
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$36.23	0.70%(a)
(a)	Annualized

Expenses Paid, Amount	$ 36.23
Expense Ratio, Percent	0.70%	[12]
Factors Affecting Performance [Text Block]
How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 5.70% return.

Over the same period the Benchmark had a return of 6.22%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

				Inception
	6-month	1 Years	3 Years	5 Years	(Jan 05, 2015)
NAV	5.70%	14.04%	4.62%	4.39%	4.25%
Price	5.70%	13.38%	4.55%	4.40%	4.34%
Benchmark	6.22%	15.00%	5.35%	5.09%	4.99%

Performance Inception Date	Jan. 05, 2015
Net Assets	$ 98,905,636
Holdings Count | Integer	42
Investment Company, Portfolio Turnover	70.30%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,905,636
Number of Portfolio Holdings	42
Turnover	70.3%

Holdings [Text Block]

What does the Fund invest in? The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	28.79%	Financial	33.84%
Outfront Media, Inc.	1.80%	Government	28.79%
Goldman Sachs BDC, Inc.	1.80%	Closed End Funds	19.59%
Morgan Stanley Emerging		Energy	17.78%
Markets Domestic Debt Fund, Inc.	1.80%
Alliance Resource Partners LP	1.80%
Global Net Lease, Inc.	1.79%
MFA Financial Inc	1.79%
Morgan Stanley Emerging
Markets Debt Fund, Inc.	1.79%
Ready Capital Corp.	1.79%
Franklin, Ltd. Duration
Income Trust	1.79%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MSFT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSFT Daily ETF
Class Name	GraniteShares 2x Long MSFT Daily ETF
Trading Symbol	MSFL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$53.16	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 53.16
Expense Ratio, Percent	1.15%	[13]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -16.14% return.

Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of - 5.34% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(Mar 15, 2024)
NAV	-16.14%	-6.92%
Price	-16.20%	-6.92%
Benchmark	8.44%	16.16%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 17,916,383
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$17,916,383
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

MSFT Equity Swap	79.19%	Total Return Swap	79.19%
		Cash	20.81%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 2x Long MU Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MU Daily ETF
Class Name	GraniteShares 2x Long MU Daily ETF
Trading Symbol	MULL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$15.19	1.47%(a)
(a)	Annualized

Expenses Paid, Amount	$ 15.19
Expense Ratio, Percent	1.47%	[14]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a -45.21% return.

Over the same period the common stock of Micron Technology Inc. (NASDAQ: MU) had a return of - 19.05% and the S&P 500 Index (the Benchmark) a return of -1.78%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Nov 11, 2024)
NAV	-45.21%
Price	-45.21%
Benchmark	1.78%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 2,598,439
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$2,598,439
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

MU Equity Swap	66.04%	Total return Swap	66.04%
		Cash	33.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short NVDA Daily ETF
Class Name	GraniteShares 2x Short NVDA Daily ETF
Trading Symbol	NVD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$59.84	1.50%(a)
(a)	Annualized

Expenses Paid, Amount	$ 59.84
Expense Ratio, Percent	1.50%	[15]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -40.78% return.

Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 8.72% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	-40.78%	-93.13%	-87.24%
Price	-40.99%	-93.12%	-87.23%
Benchmark	8.44%	25.02%	25.55%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 78,357,346
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	5
Turnover	0

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

NVDA Equity Swap	57.28%	Total return Swap	57.28%
		Cash	42.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NVDA Daily ETF
Class Name	GraniteShares 2x Long NVDA Daily ETF
Trading Symbol	NVDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.27	1.04%(a)
(a)	Annualized

Expenses Paid, Amount	$ 51.27
Expense Ratio, Percent	1.04%	[16]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had -4.56% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 8.72% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	-4.56%	344.98%	306.23%
Price	-4.64%	344.37%	306.96%
Benchmark	8.44%	25.02%	22.65%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 5,367,723,177
Holdings Count | Integer	24
Investment Company, Portfolio Turnover	364.20%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$5,367,723,177
Number of Portfolio Holdings	24
Turnover	364.2%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	65.76%	Total return Swap	65.76%
United States Treasury Bills	27.76%	Government	27.76%
Cash	6.50%	Cash	6.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 2x Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PLTR Daily ETF
Class Name	GraniteShares 2x Long PLTR Daily ETF
Trading Symbol	PTIR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.59	1.04%(a)
(a)	Annualized

Expenses Paid, Amount	$ 105.59
Expense Ratio, Percent	1.04%	[17]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on September 03, 2024, to December 31, 2024, the Fund had a 424.38% return.

Over the same period the common stock of Palantir Technologies Inc. (NASDAQ: PTLR) had a return of 147.24% and the S&P 500 Index (the Benchmark) a return of 6.85%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 03, 2024)
NAV	424.38%
Price	424.52%
Benchmark	6.85%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 78,357,346
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	9
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc. (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

PLTR Equity Swap	64.21%	Total return Swap	64.21%
United States Treasury Bills	23.79%	Government T-bill	23.79%
		Cash	12.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long SMCI Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long SMCI Daily ETF
Class Name	GraniteShares 2x Long SMCI Daily ETF
Trading Symbol	SMCL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$6.72	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 6.72
Expense Ratio, Percent	1.48%	[18]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on December 11, 2024, to December 31, 2024, the Fund had a -40.56% return.

Over the same period the common stock of Super Micro Computer Inc. (NASDAQ: SMCI) had a return of -19.64% and the S&P 500 Index (the Benchmark) a return of -3.26%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Dec 11, 2024)
NAV	-40.56%
Price	-40.68%
Benchmark	-3.26%

Performance Inception Date	Dec. 11, 2024
Net Assets	$ 78,357,346
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements +

Top 10 Holdings		Sector Breakdown

SMCI Equity Swap	53.08%	Total Return Swap	53.08%
United States Treasury Bills	29.91%	Government T-bill	29.91%
		Cash	17.01%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short TSLA Daily ETF
Class Name	GraniteShares 2x Short TSLA Daily ETF
Trading Symbol	TSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$37.68	0.94%(a)
(a)	Annualized

Expenses Paid, Amount	$ 37.68
Expense Ratio, Percent	0.94%	[19]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months Since the period of June 30, 2024, to December 31, 2024, the Fund had a -89.18% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	-89.18%	-89.22%	-83.61%
Price	-89.18%	-89.22%	-83.61%
Benchmark	8.44%	25.02%	25.55%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 47,968,862
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$47,968,862
Number of Portfolio Holdings	5
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

TSLA Equity Swap	57.57%	Total Return Swaps	57.57%
Cash	42.43%	Cash	42.43%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 1.25x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1.25x Long TSLA Daily ETF
Class Name	GraniteShares 1.25x Long TSLA Daily ETF
Trading Symbol	TSL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)
	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$96.57	1.16%(a)
(a)	Annualized

Expenses Paid, Amount	$ 96.57
Expense Ratio, Percent	1.16%	[20]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months

Since June 30, 2024, to December 31, 2024, the Fund had a 131.33% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 09, 2022)
NAV	131.33%	64.31%	5.38%
Price	131.20%	64.36%	5.36%
Benchmark	8.44%	25.02%	17.60%

Performance Inception Date	Aug. 09, 2022
Net Assets	$ 22,614,211
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$22,614,211
Number of Portfolio Holdings	4
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	47.63%	Government	47.63%
TSLA Equity Swap	45.09%	Total Return Swap	45.09%
		Cash	7.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSLA Daily ETF
Class Name	GraniteShares 2x Long TSLA Daily ETF
Trading Symbol	TSLR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$98.74	0.96%(a)
(a)	Annualized

Expenses Paid, Amount	$ 98.74
Expense Ratio, Percent	0.96%	[21]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 6 months During the period of June 30, 2024, to December 31, 2024, the Fund had a 210.34% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 09, 2022)
NAV	210.34%	67.82%	49.56%
Price	210.04%	67.65%	49.53%
Benchmark	8.44%	25.02%	25.55%

Performance Inception Date	Aug. 09, 2022
Net Assets	$ 185,030,188
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$185,030,188
Number of Portfolio Holdings	7
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	53.17%	Government	53.17%
TSLA Equity Swap	46.83%	Total Return Swap	46.83%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSM Daily ETF
Class Name	GraniteShares 2x Long TSM Daily ETF
Trading Symbol	TSMU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.76	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 19.76
Expense Ratio, Percent	1.48%	[22]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a 0.20% return.

Over the same period the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM) had a return of 3.31% and the S&P 500 Index (the Benchmark) a return of -1.78%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Nov 11, 2024)
NAV	0.20%
Price	0.20%
Benchmark	-1.78%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 2,251,392
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$2,251,392
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

TSM Equity Swap	67.18%	Total Return Swap	67.18%
		Cash	32.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST TSLA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TSLA ETF
Class Name	GraniteShares YieldBOOST TSLA ETF
Trading Symbol	TSYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)
	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$4.08	1.15%(a)

(a)	Annualized

Expenses Paid, Amount	$ 4.08
Expense Ratio, Percent	1.15%	[23]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on December 18, 2024, to December 31, 2024, the Fund had a -0.19% return.

 Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of -8.25% and the S&P 500 Index (the Benchmark) a return of 0.20%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Dec 18, 2024)
NAV	-0.19%
Price	-3.90%
Benchmark	0.20%

Performance Inception Date	Dec. 18, 2024
Net Assets	$ 719,213
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$719,213
Number of Portfolio Holdings	1
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	100.00%	Government	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long UBER Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long UBER Daily ETF
Class Name	GraniteShares 2x Long UBER Daily ETF
Trading Symbol	UBRL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the since inception? (based on hypothetical $10,000 investment)
	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$29.75	1.12%(a)

(a)	Annualized

Expenses Paid, Amount	$ 29.75
Expense Ratio, Percent	1.12%	[24]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on September 03, 2024, to December 31, 2024, the Fund had a -35.81% return.

 Over the same period the common stock of Uber Technologies Inc. (NYSE: UBER) had a return of - 15.66% and the S&P 500 Index (the Benchmark) a return of 6.85%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 03, 2024)
NAV	-35.81%
Price	-35.80%
Benchmark	6.85%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 18,770,634
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)

Total Net Assets	$18,770,634
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

UBER Equity Swap	69.46%	Total Return Swap	69.46%
		Cash	30.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.

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